Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

Note 3. Leases

The Company classifies a lease for its office space as an operating lease, and records a related right-of-use lease asset and lease liability accordingly. Pursuant to the lease which expires October 2025, the current rent is $11,625 per month.

The following represents a reconciliation of contractual lease cash flows to the right-of-use lease asset and liability recognized in the financial statements:

Operating
Lease
Contractual cash payments for the remaining lease term as of December 31, 2024
2025	$116,250
Less implied interest	4,388
Total	$111,862
Discount rate applied	8.47%
Remaining lease term (months) as of December 31, 2024	10

Lease expense for the year ended December 31, 2023:
Lease expense	$136,022
Total	$136,022

Lease expense for the year ended December 31, 2024:
Lease expense	$136,022
Total	$136,022